Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 376,206	$ 189,005
Accounts receivable, net	176,988	237,474
Prepayments	150,966
Prepaid expenses and other current assets	207,358	192,412
Current assets of discontinued operations	104,991	102,839
Total Current Assets	1,056,359	723,441
PROPERTY AND EQUIPMENT, NET	9,960	6,732
PROPERTY AND EQUIPMENT, NET OF DISCONTINUED OPERATIONS
TOTAL PROPERTY AND EQUIPMENT, NET	9,960	6,732
OTHER ASSETS
Prepaid expenses - non-current	330,729	380,073
Intangible assets, net	350,847
Operating lease right-of-use assets	252,433	168,278
Finance lease right-of-use assets	27,614	31,984
Total Other Assets	961,623	580,335
Total Assets	2,027,942	1,310,508
CURRENT LIABILITIES
Accounts payable	37,904	1,289
Other payables and accrued liabilities	1,959,302	1,887,412
Operating lease liabilities	202,321	121,776
Finance lease liabilities	4,522	5,071
Taxes payable	220,841	208,655
Current liabilities of discontinued operations	2,406,571	2,624,068
Total Current Liabilities	7,884,030	8,717,333
OTHER LIABILITIES
Deferred tax liabilities	80,099
Operating lease liabilities - non-current	50,112	46,501
Finance lease liabilities - non-current	25,211	28,610
Total Other Liabilities	155,422	75,111
Total Liabilities	8,039,452	8,792,444
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, no par value, unlimited shares authorized, 35,744,299 shares and 24,627,509 shares outstanding as of June 30, 2024 and December 31, 2023, respectively	45,693,774	27,430,187
Accumulated deficit	(51,571,099)	(34,743,270)
Accumulated other comprehensive loss	(145,852)	(185,468)
Total Euda Health Holdings Limited Shareholders’ Deficit	(6,023,177)	(7,498,551)
Noncontrolling interests	11,667	16,615
Total Shareholders’ Deficit	(6,011,510)	(7,481,936)
Total Liabilities and Shareholders’ Deficit	2,027,942	1,310,508
Related Party [Member]
CURRENT ASSETS
Other receivable	19,293	1,711
CURRENT LIABILITIES
Short term loans	143,255	759,442
Convertible notes	46,377
Other payables - related parties	579,116	696,495
Nonrelated Party [Member]
CURRENT ASSETS
Other receivable	20,557
CURRENT LIABILITIES
Convertible notes	2,140,682	2,413,125
Private Lenders [Member]
CURRENT LIABILITIES
Short term loans	$ 143,139